Inventories (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory write-downs	$ (471)	$ 1,064	$ 5,661	$ 1,004
Inventory net	$ 57,007		$ 57,540	$ 30,883